Financial Instruments - Fair Value Measurements (Details) - USD ($)	9 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Financial Instruments - Fair Value Measurements (Details) [Line Items]
Stock price reduced (in Dollars)	$ 25
Share price	$ 0.25
Fair value discount rate	14.60%
Conversion price		$ 3
Fair value per share prior		0.6
Atalaya Note [Member]
Financial Instruments - Fair Value Measurements (Details) [Line Items]
Conversion price		$ 10